Variable Interest Entities	12 Months Ended
Dec. 31, 2021
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES
NOTE 13. VARIABLE INTEREST ENTITIES
The Company formed certain special purpose entities (each, an “SPE”) to purchase and sell residential properties. Each SPE is a wholly owned subsidiary of the Company and a separate legal entity, and neither the assets nor credit of any such SPE are available to satisfy the debts and other obligations of any affiliate or other entity. The credit facilities are secured by the assets and equity of one or more SPEs. These SPEs are variable interest entities, and the Company is the primary beneficiary as it has the power to control the activities that most significantly impact the SPEs’ economic performance and the obligation to absorb losses of the SPEs or the right to receive benefits from the SPEs that could potentially be significant to the SPEs. The SPEs are consolidated within the Company’s consolidated financial statements.
The following summarizes the assets and liabilities related to the VIEs as of December 31:

($ in thousands)	2021	2020
Assets
Restricted cash	$24,616	$6,804
Accounts receivable	4,845	1,638
Inventory	1,132,571	171,212
Prepaid expenses and other current assets	2,871	1,036
Property and equipment, net	—	2,772

Total assets	$1,164,903	$183,462

Liabilities
Accounts payable	$2,810	$716
Accrued and other current liabilities	3,537	575
Secured credit facilities and notes payable, net - current portion	1,026,196	173,539
Secured credit facilities and notes payable - net of current portion	—	653

Total liabilities	$1,032,543	$175,483